ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Jun. 30, 2015
ALLOWANCE FOR LOAN LOSSES [Abstract]
Schedule of Changes in the Allowance for Loan Losses
	2015	2014	2013
	(Dollars in Thousands)

Balance, July 1	$234	$307	$385
Add:
Provision for loan losses	70	(73)	(68)
Less:
Loans charged off	-	-	10

Balance, June 30	$304	$234	$307

Schedule of Primary Segments of Allowance for Loan Losses

	As of June 30, 2015
	First Mortgage Loans
	1 – 4 Family	Construction		Land Acquisition & Development	Multi-family	Commercial	Consumer Loans	Commercial Loans	Total
	(Dollars in Thousands)
Beginning ALLL Balance at June 30,2014	$103	$14	$	5	$12	$45	$47	$8	$234
Charge-offs	-	-		-	-	-	-	-	-
Recoveries	-	-		-	-	-	-	-	-
Provisions	22	49		4	18	(11)	(10)	(2)	70
Ending ALLL Balanceat June 30,2015	$125	$63	$	9	$30	$34	$37	$6	$304

Individually evaluated for impairment	$-	$-	$	-	$-	$-	$-	$-	$-
Collectively evaluated for impairment	125	63		9	30	34	37	6	304
	$125	$63	$	9	$30	$34	$37	$6	$304

	As of June 30, 2014
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi-family	Commercial	Consumer Loans	Commercial Loans	Total
	(Dollars in Thousands)
Beginning ALLL Balance at June 30,2013	$47	$117	$8	$14	$57	$53	$11	$307
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	-	-	-	-	-	-	-	-
Provisions	56	(103)	(3)	(2)	(12)	(6)	(3)	(73)
Ending ALLL Balanceat June 30,2014	$103	$14	$5	$12	$45	$47	$8	$234

Individually evaluated for impairment	$-	$-	$-	$-	$-	$15	$-	$15
Collectively evaluated for impairment	103	14	5	12	45	32	8	219
	$103	$14	$5	$12	$45	$47	$8	$234

Schedule of Reserve Factors
Loan Segment	06/30/2015 Factor	06/30/2014 Factor
1 – 4 family	0.35%	0.15%
Construction:
1 – 4 family	0.75%	0.15%
5+ family	1.00%	0.50%
Land acquisition and development	1.00%	0.75%